Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance, January 1	$ 1,414,818	$ 182,141	$ 31,502
Addition	1,253,368	161,356	1,383,316
Ending balance, December 31	$ 2,668,186	$ 343,497	$ 1,414,818